Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative [Line Items]
Realized gains (losses)	$ (160)	$ (114)	$ (197)	$ 360
Unrealized gains (losses)	(352)	(475)	388	(1,776)
Total	(512)	(589)	191	(1,416)
Interest rate swap agreement
Derivative [Line Items]
Realized gains (losses)	(72)	86	(137)	609
Unrealized gains (losses)	(82)	(483)	691	(1,697)
Total	(154)	(397)	554	(1,088)
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(88)	(200)	(60)	(249)
Unrealized gains (losses)	(270)	8	(303)	(79)
Total	$ (358)	$ (192)	$ (363)	$ (328)